Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Master netting or similar arrangements, collateral posting requirements, or enforceable right of set off agreements	$ 0	$ 0
Level 1 of fair value hierarchy
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Derivative at fair value	0	0
Level 3 of fair value hierarchy
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Derivative at fair value	$ 0	$ 0